FINANCIAL RISK MANAGEMENT DISCLOSURES (Details) - CAD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of nature and extent of risks arising from financial instruments [line items]
Accounts payable and accrued liabilities	$ 1,759,163	$ 2,420,392	$ 1,636,786
0 to 6 Months
Disclosure of nature and extent of risks arising from financial instruments [line items]
Accounts payable and accrued liabilities	1,759,163	2,420,392	1,636,786
6 to 12 Months
Disclosure of nature and extent of risks arising from financial instruments [line items]
Accounts payable and accrued liabilities	$ 0	$ 0	$ 0